Fair value	12 Months Ended
Dec. 31, 2023
Fair value
Fair value

20Fair value

Financial assets

The carrying value and fair value of the financial assets as of December 31, 2023, 2022 and 2021 are as follows:

	Carrying value			Fair value
in 000€	2023	2022	2021	2023	2022	2021
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	52,698	51,043	41,541	52,698	51,043	41,541
Other financial assets (non-current)	493	404	2,696	493	404	2,696
Other current non-trade receivables	643	2,021	1,696	643	2,021	1,696
Cash & cash equivalents	127,573	140,867	196,028	127,573	140,867	196,028
Total financial assets measured at amortized cost	181,407	194,335	241,961	181,407	194,335	241,961
Financial assets at fair value through profit or loss
Derivatives	139	261	1,770
Convertible loan	3,744	3,494	3,560
Total financial assets measured at fair value through profit and loss	3,883	3,755	5,330
Financial assets at fair value through OCI
Non-listed equity investments	—	307	399
Total financial assets at fair value through OCI	—	307	399

The fair value of the financial assets has been determined on the basis of the following methods and assumptions:

●	the carrying value of the cash and cash equivalents and the current receivables approximate their fair value due to their short term character;
●	the fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
●	other current non-trade receivables are being evaluated on the basis of their credit risk and interest rate. Their fair value is not different from their carrying value on December 31, 2023, 2022 and 2021
●	other non-current financial assets are being evaluated on the basis of their credit risk and interest rate which are considered as level 2 inputs. Their fair value is not considered different from their carrying value given the related interest rate is revised on a regular basis.
●	for the non-listed equity investment in AM Flow, as of December 31, 2023, Materialise recorded a remeasurement of fair value to zero through OCI (K€307).
●	for the non-listed equity investment in Essentium, as of December 31, 2021, Materialise recorded a remeasurement of fair value to zero through OCI (K€3,443).
●	the convertible loan granted to Fluidda is measured at fair value. As of December 31, 2023, management determined the fair value based upon level 3 inputs as follows:
o	The Group determined that the fair value of the convertible loan as of December 31, 2023 amounted to K€3,802. Fluidda is a private start-up company which offers turnkey contract research services for drug development and medical device development. The convertible loan has a duration of 7 years with a 10% annual interest rate which are capitalized. The Group has applied a discount factor of 13.32% that is based on the estimated WACC of Fluidda reflecting the uncertainty in relation to the success of the company and the applied estimates by the Group.

In assessing the fair value, the Group has made significant estimates with regard to the discount rate, the probability of each repayment and conversion scenario and related timing, the amount of the qualified capital increase. Changes in the assumptions may lead to a significant increase/decrease in the fair value of the convertible loan. A increase/decrease in the applied discount rate for Fluidda by 1% would lead to a change in fair value by K€(51) / K€52. As the carrying value is not materially different from the fair value, the Group has not made an adjustment to the carrying value.

Financial liabilities:

The carrying value and fair value of the financial liabilities as of December 31, 2023, 2022 and 2021 can be presented as follows:

	Carrying value			Fair value
in 000€	2023	2022	2021	2023	2022	2021
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	64,398	80,980	99,108	63,062	78,848	100,417
Trade payables	21,196	23,230	20,171	21,196	23,230	20,171
Other liabilities excl. written put option on NCI	335	330	485	335	330	485
Total financial liabilities measured at amortized cost	85,929	104,540	119,764	84,593	102,408	121,073
Financial liabilities measured at fair value
Cash settled share based payments	—	9	147
Derivatives	—	—	118
Total financial liabilities measured at fair value	—	9	265
Total non-current	38,915	61,020	79,905
Total current	47,014	43,529	40,124

The fair value of the financial liabilities has been determined on the basis of the following methods and assumptions:

●	The carrying value of current liabilities approximates their fair value due to the short term character of these instruments;
●	Loans and borrowings are evaluated based on their interest rates and maturity date. Most interest bearing debts have fixed interest rates and their fair value is subject to changes in interest rates and individual creditworthiness;
●	The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
●	The fair value of the written put option on non-controlling interest has been determined based on the present value of the redemption amount (level 3 inputs);
●	The fair value of the cash-settled share based payments has been determined based on a Black-Scholes model using inputs that are level 1 (stock-price and risk-free interest rate) as well as level 2 (e.g. volatility). We refer to Note 14.

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

Fair value hierarchy 3 evolution

Convertible Loans Ditto & Fluidda	Fair Value Evolution
in 000€	2023	2022	2021
As of 1 January,	3,494	3,560	6,203
Addition	—	—	—
Remeasurement	—	(316)	—
Capitalized interest	250	250	—
Reimbursement Ditto convertible loan	—	—	(2,643)
As of 31 December,	3,744	3,494	3,560

Written Put Option on NCI RapidFit+	Fair Value Evolution
in 000€	2023	2022	2021
As of 1 January,	—	—	875
Remeasurement	—	—	—
Payout put-option PMV	—	—	(875)
As of 31 December,	—	—	—